Description of the business and summary of significant accounting policies - Revenue recognition and financial instruments (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 MXN ($)	Dec. 31, 2017 MXN ($)	Dec. 31, 2016 MXN ($)
Revenue recognition
Discounts, payment incentives, bonuses or other variable considerations		$ 0
Fare revenues	$ 939,285	18,487,858	$ 17,791,317	$ 17,790,130
Other passenger revenues	400,982	7,892,497	6,098,504	4,919,452
Passenger revenues	1,340,267	26,380,355	23,889,821	22,709,582
Other non-passenger services	35,430	697,357	727,392	590,355
Cargo	11,555	227,438	170,973	171,623
Operating revenues	1,387,252	27,305,150	24,788,186	23,471,560
Transactions from unearned transportation revenues
January 1,		2,293,309	2,228,051	1,957,254
Deferred		26,254,391	23,714,649	22,778,110
Recognized in revenue during the year		(26,109,184)	(23,649,391)	(22,507,313)
December 31,		2,438,516	2,293,309	2,228,051
Non-ticket revenues
Cargo	$ 11,555	227,438	170,973	171,623
Expected credit losses on accounts receivable		10,621	4,720	9,164
Domestic (Mexico)
Revenue recognition
Operating revenues		18,493,476	17,272,946	15,694,044
Domestic (Mexico) | At the flight time
Revenue recognition
Fare revenues		12,336,095	12,284,795	11,701,014
Other passenger revenues		5,182,572	4,087,664	3,238,826
Passenger revenues		17,518,667	16,372,459	14,939,840
Other non-passenger services		685,219	723,297	587,270
Cargo		221,324	165,907	166,934
Operating revenues		18,425,210	17,261,663	15,694,044
Non-ticket revenues
Cargo		221,324	165,907	166,934
Domestic (Mexico) | At the sale
Revenue recognition
Other passenger revenues		68,264	11,283
Passenger revenues		68,264	11,283
Operating revenues		68,264	11,283
International | At the flight time
Revenue recognition
Fare revenues		6,151,763	5,506,522	6,089,116
Other passenger revenues		2,598,375	1,992,696	1,680,626
Passenger revenues		8,750,138	7,499,218	7,769,742
Other non-passenger services		12,138	4,095	3,085
Cargo		6,114	5,066	4,689
Operating revenues		8,768,390	7,508,379	7,777,516
Non-ticket revenues
Cargo		6,114	5,066	$ 4,689
International | At the sale
Revenue recognition
Other passenger revenues		43,286	6,861
Passenger revenues		43,286	6,861
Operating revenues		$ 43,286	$ 6,861
Minimum
Revenue recognition
Term of trade receivables	1 day	1 day
Maximum
Revenue recognition
Term of trade receivables	2 days	2 days